Schedule of Fair Value of Stock Options (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Equity securities, measurement input
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Equity securities, measurement input		0.73
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Equity securities, measurement input		2.96
Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Equity securities, measurement input
Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Expected life in years
Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Instrument [Line Items]
Expected life in years		1 year 4 months 9 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Instrument [Line Items]
Expected life in years		1 year 10 months 6 days
Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Equity securities, measurement input
Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Equity securities, measurement input		50.0
Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Equity securities, measurement input		86.3